Assets Held for Sale	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment Assets Held-for-Sale Disclosure [Abstract]
Assets Held for Sale

4. Assets Held for Sale

As of June 30, 2023, the Company had one asset group held for sale. The asset group relates to land, a building and assumption of a land lease related to the Tamarack Cellars production facility. The Company completed the sale of the assets in July 2023.

The carrying amounts of assets held for sale consists of the following:

(in thousands)	June 30, 2023
Tamarack Cellars property, plant and equipment held for sale	$1,059
Less accumulated depreciation and amortization	(548)
Total assets held for sale	$511

The cash flows related to held for sale assets have not been segregated and remain included in the major classes of assets.

There were no assets classified as held for sale as of June 30, 2022.